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                          CALVERT MUNICIPAL FUND, INC.
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND

                         PROSPECTUS DATED APRIL 30, 1999
                        DATE OF SUPPLEMENT: MARCH 8, 2000


THE  FOLLOWING  IS  ADDED  TO  THE  COVER  PAGE  OF  THE  PROSPECTUS:

THE BOARD OF DIRECTORS HAVE APPROVED A RESOLUTION TO "MERGE" THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND, BOTH SERIES OF THE CALVERT MUNICIPAL FUND, INC. (TOGETHER, THE "STATE MUNICIPAL FUNDS"), INTO THE CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND (THE "NATIONAL MUNICIPAL FUND"), ALSO A SERIES OF THE CALVERT MUNICIPAL FUND, INC.

THE STATE MUNICIPAL FUNDS' SHAREHOLDERS WILL BE ASKED TO VOTE ON THE PROPOSED MERGER AND MUST APPROVE THE TRANSACTION BEFORE ANY CHANGE MAY TAKE PLACE. IF SHAREHOLDERS APPROVE THE TRANSACTION, YOUR SHARES OF THE RESPECTIVE STATE MUNICIPAL FUNDS WILL BE EXCHANGED FOR SHARES OF THE NATIONAL MUNICIPAL FUND. THE NUMBER OF NATIONAL MUNICIPAL FUND SHARES YOU RECEIVE WILL DEPEND ON THE VALUE OF YOUR STATE MUNICIPAL FUNDS SHARES AT THE TIME THE MERGER TAKES PLACE.

A FILING IS BEING MADE WITH THE SECURITIES EXCHANGE COMMISSION DETAILING THE PROPOSED CHANGES PURSUANT TO THE MERGER. IT WILL BE SENT TO SHAREHOLDERS FURTHER EXPLAINING THE PROPOSED AGREEMENT AND PLAN OF REORGANIZATION, WHICH WILL NOT BE IMPLEMENTED BEFORE SHAREHOLDER APPROVAL. NONETHELESS, EFFECTIVE MARCH 8, 2000, THE STATE MUNICIPAL FUNDS WILL BE CLOSED TO NEW ACCOUNTS.